Note 6 - Long-term Debt - Summary of Long-term Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Long-term debt	$ 98,585	$ 217,581
Less current portion	4,500	500
Long-term debt	94,085	217,081
Line of Credit [Member]
Long-term debt	1,000	106,924
Term Loan [Member]
Long-term debt	96,869	99,941
Tax-exempt Bond [Member]
Long-term debt	0	10,000
Economic Development Note [Member]
Long-term debt	500	500
Other [Member]
Long-term debt	$ 216	$ 216